Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Common Shares	Other reserves	Retained earnings (accumulated deficit)	Total attributable to shareholders	Non-controlling Interest	Total
Balance at Dec. 31, 2017	$ 230,283	$ 12,409	$ (88,121)	$ 154,571	$ 26,107	$ 180,678
Balance (in shares) at Dec. 31, 2017	162,812,764
Exercise of RSUs	$ 1,509	(1,509)
Exercise of RSUs (in shares)	614,572
Share-based compensation expense		1,542		1,542		1,542
Dividends paid to non-controlling interest					(2,883)	(2,883)
Total comprehensive income (loss)		(1,572)	18,814	17,242	7,026	24,268
Balance at Dec. 31, 2018	$ 231,792	10,870	(69,307)	173,355	30,250	203,605
Balance (in shares) at Dec. 31, 2018	163,427,336
Exercise of RSUs	$ 1,145	(1,145)
Exercise of RSUs (in shares)	700,698
Share-based compensation expense		1,174		1,174		1,174
Shares repurchased and cancelled (note 9)	$ (2,481)		(363)	(2,844)		(2,844)
Shares repurchased and cancelled (note 9) (in shares)	(2,012,654)
Total comprehensive income (loss)		667	4,431	5,098	4,986	10,084
Balance at Dec. 31, 2019	$ 230,456	$ 11,566	$ (65,239)	$ 176,783	$ 35,236	$ 212,019
Balance (in shares) at Dec. 31, 2019	162,115,380